Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, DC 20006
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

September 30, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated September 12, 2019 to the Registrant’s currently effective prospectus, relating to the NVIT Multi-Manager Small Cap Value Fund, a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on September 12, 2019 (SEC Accession No. 0001680359-19-000515) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership